Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF | AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918